INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES

4. INVENTORIES

Inventories consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Finished goods	471,547,560	475,807,376
Raw materials	177,630,159	176,772,275

Inventories	649,177,719	652,579,651

Write-downs of inventories from the carrying amount to their estimated net realizable value, were recognized in cost of revenues amounting to RMB21,681,652, RMB30,028,243 and RMB89,204,469 for the years ended December 31, 2023, 2024 and 2025, respectively.